Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)		Dec. 31, 2020 USD ($)	[2]
Disclosure of geographical areas [line items]
Revenues	€ 53,360		$ 56,908	€ 45,721	[1]	€ 9,645
Operating expenses	(24,089)		(25,691)	(17,590)	[1]	(4,951)
Depreciation and amortization expenses	(16,092)		(17,162)	(15,116)	[1]	(2,975)
Gross profit (loss)	13,179		14,055	13,015		1,719
Adjusted Gross Profit (Loss)	13,179			13,015		1,719
Project development costs	(3,784)		(4,036)	(2,508)		(3,491)
General and administrative expenses	(5,892)		(6,284)	(5,661)		(4,512)
Share of profits (loss) of equity accounted investee	1,206			117		1,525
Other income (expenses), net	0		0	0		2,100
Operating profit (loss)	4,709		5,021	4,963		(2,659)
Financing income	9,565		10,201	2,931		2,134
Financing income (expenses) in connection with derivatives, net	605		645	(841)		1,094
Financing expenses, net	(12,636)		(13,477)	(28,974)		(6,862)
Profit (loss) before taxes on Income	2,243		2,390	(21,921)		(6,293)
Segment assets	576,157		$ 614,469	551,979		460,172
Italy [Member]
Disclosure of geographical areas [line items]
Revenues	0			0		0
Operating expenses	0			0		0
Depreciation and amortization expenses	0			0		0
Gross profit (loss)	0			0		0
Adjusted Gross Profit (Loss)	0			0		0
Segment assets	22,608			1,715		503
Spain [Member]
Disclosure of geographical areas [line items]
Revenues	3,264			2,587		2,577
Operating expenses	(322)			(472)		(463)
Depreciation and amortization expenses	(908)			(904)		(905)
Gross profit (loss)	2,034			1,211		1,209
Adjusted Gross Profit (Loss)	2,034			1,211		1,209
Segment assets	14,577			13,841		15,220
Ellomay Solar [Member]
Disclosure of geographical areas [line items]
Revenues	3,597			0		0
Operating expenses	(1,399)			0		0
Depreciation and amortization expenses	(427)			0		0
Gross profit (loss)	1,771			0		0
Adjusted Gross Profit (Loss)	1,771			0		0
Segment assets	20,090			14,456		2,354
Talasol [Member]
Disclosure of geographical areas [line items]
Revenues	32,740			29,432		0
Operating expenses	(8,764)			(6,305)		0
Depreciation and amortization expenses	(11,400)			(10,586)		0
Gross profit (loss)	12,576			12,541		0
Adjusted Gross Profit (Loss)	12,576			12,541		0
Segment assets	244,584			247,004		232,955
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	1,119			1,016	[2]			$ 1,066
Operating expenses	(418)			(367)		(379)
Depreciation and amortization expenses	(512)			(475)		(462)
Gross profit (loss)	189			174	[2]	225
Adjusted Gross Profit (Loss)	1,565	[3]		1,514	[4]	1,400	[5]
Segment assets	34,750			38,809		36,521
Biogas [Member]
Disclosure of geographical areas [line items]
Revenues	12,640			12,686		6,002
Operating expenses	(13,186)			(10,446)		(4,109)
Depreciation and amortization expenses	(2,824)			(3,135)		(1,457)
Gross profit (loss)	(3,370)			(895)		436
Adjusted Gross Profit (Loss)	(3,370)			(895)		436
Segment assets	32,002			34,570		36,253
Dorad [Member]
Disclosure of geographical areas [line items]
Revenues	62,813			51,630		57,495
Operating expenses	(47,442)			(39,175)		(44,489)
Depreciation and amortization expenses	(6,339)			(5,539)		(5,674)
Gross profit (loss)	9,032			6,916		7,332
Adjusted Gross Profit (Loss)	9,032			6,916		7,332
Segment assets	107,079			118,435		109,983
Manara [Member]
Disclosure of geographical areas [line items]
Revenues	0			0		0
Operating expenses	0			0		0
Depreciation and amortization expenses	0			0		0
Gross profit (loss)	0			0		0
Adjusted Gross Profit (Loss)	0			0		0
Segment assets	137,432			107,678		21,925
Total reportable segments [Member]
Disclosure of geographical areas [line items]
Revenues	116,173			97,351		67,140
Operating expenses	(71,531)			(56,765)		(49,440)
Depreciation and amortization expenses	(22,410)			(20,639)		(8,498)
Gross profit (loss)	22,232			19,947		9,202
Adjusted Gross Profit (Loss)	23,608			21,287		10,377
Segment assets	613,122			576,508		455,714
Reconciliations [Member]
Disclosure of geographical areas [line items]
Revenues	(62,813)			(51,630)		(57,495)
Operating expenses	47,442			39,175		44,489
Depreciation and amortization expenses	6,318			5,523		5,523
Gross profit (loss)	(9,053)			(6,932)		(7,483)
Adjusted Gross Profit (Loss)	(10,429)			(8,272)		(8,658)
Segment assets	€ (36,965)			€ 24,529		€ 4,458

[1]	Restated following application of an amendment to IAS 16 - see Note 2C.
[2]	Segment presentation for prior periods was adjusted to reflect revenues and operating expenses for the Talmei Yosef PV Plant under IFRIC 12 and not under the fixed asset model and to include the adjusted gross profit of such segment, to align the presentation with the presentation of the segments for the year ended December 31, 2022.
[3]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,427 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[4]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,239 thousand) and depreciation expenses (approximately €1,899 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[5]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,023 thousand) and depreciation expenses (approximately €1,848 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.